Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,936,000
Total Fee Amount	13,524.96
Total Offset Amount	0
Net Fee	$ 13,524.96
Offset Table N/A	N/A